EARNINGS (LOSS) PER SHARE - Additional Information (Details) - Common Class A - shares	1 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Nov. 30, 2022
Earnings Per Share
Share repurchase of Urban (in shares)	81,276	554,158
Urban
Earnings Per Share
Share repurchase of Urban (in shares)			870,908